Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Disclosure of the schedule of debt
Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2019				2018
	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total	Holding company	Insurance and reinsurance companies	Non-insurance companies	Total
Balance – January 1	3,859.5	995.7	1,625.2	6,480.4	3,475.1	1,373.0	1,566.0	6,414.1
Cash inflows from issuances	456.5	—	302.7	759.2	1,490.7	—	664.0	2,154.7
Cash outflows from repayments	(326.5)	(0.2)	(308.5)	(635.2)	(928.8)	(317.7)	(660.6)	(1,907.1)
Net cash inflows (outflows) from credit facilities and short term loans	—	132.1	(16.9)	115.2	—	(42.2)	41.4	(0.8)
Non-cash changes:
Acquisitions (note 23)	—	—	687.7	687.7	—	—	218.1	218.1
Deconsolidation of subsidiary (note 23)	—	—	(246.2)	(246.2)	—	—	(141.6)	(141.6)
Loss on redemption	23.7	—	—	23.7	58.9	—	—	58.9
Liabilities associated with assets held for sale (note 23)	—	(91.4)	—	(91.4)	—	—	—	—
Foreign exchange effect and other	104.1	3.4	31.7	139.2	(236.4)	(17.4)	(62.1)	(315.9)
Balance – December 31	4,117.3	1,039.6	2,075.7	7,232.6	3,859.5	995.7	1,625.2	6,480.4

	December 31, 2019			December 31, 2018
	Principal	Carrying value(a)	Fair value(b)	Principal	Carrying value(a)	Fair value(b)
Borrowings - holding company
Fairfax unsecured notes:
6.40% due May 25, 2021 (Cdn$400.0)(d)(1)	—	—	—	289.6	288.7	310.2
5.84% due October 14, 2022 (Cdn$450.0)(d)	343.9	345.9	373.8	326.5	329.2	352.9
4.50% due March 22, 2023 (Cdn$400.0)	308.5	307.0	326.0	292.9	290.9	301.7
4.142% due February 7, 2024(3)	85.0	85.0	85.1	—	—	—
4.875% due August 13, 2024(d)	282.5	280.0	300.8	282.5	279.5	288.2
4.95% due March 3, 2025 (Cdn$350.0)(d)	269.9	267.1	293.1	256.3	252.9	267.2
8.30% due April 15, 2026(e)	91.8	91.6	116.1	91.8	91.6	109.5
4.70% due December 16, 2026 (Cdn$450.0)	347.0	345.1	370.0	329.5	327.2	334.3
4.25% due December 6, 2027 (Cdn$650.0)	501.3	499.3	515.7	475.9	473.7	462.1
2.75% due March 29, 2028 (€750.0)	841.9	827.0	910.2	857.4	840.7	854.5
4.85% due April 17, 2028	600.0	595.2	648.9	600.0	594.6	576.3
4.23% due June 14, 2029 (Cdn$500.0)(2)	385.6	383.6	391.4	—	—	—
7.75% due July 15, 2037	91.3	90.5	113.8	91.3	90.5	106.7
	4,148.7	4,117.3	4,444.9	3,893.7	3,859.5	3,963.6
Borrowings - insurance and reinsurance companies
Odyssey Group floating rate unsecured senior notes due 2021	90.0	90.0	92.5	90.0	89.9	92.4
Allied World 4.35% senior notes due October 29, 2025	500.0	506.1	524.1	500.0	507.2	490.4
Allied World revolving credit facility and other borrowings	39.4	43.0	46.4	39.6	43.5	43.2
Zenith National 8.55% debentures due August 1, 2028(d)	38.5	38.3	38.3	38.5	38.2	38.2
Brit 6.625% subordinated notes due December 9, 2030 (£135.0)	178.8	180.8	181.2	171.9	176.1	174.3
Brit floating rate revolving credit facility(4)	140.0	140.0	140.0	7.9	7.9	7.9
Advent floating rate unsecured senior notes due 2026(d)(f)	—	—	—	46.0	45.0	46.0
Advent floating rate subordinated notes due June 3, 2035(d)(f)	—	—	—	47.7	46.5	44.7
First Mercury trust preferred securities due 2036 and 2037	41.4	41.4	41.3	41.4	41.4	41.4
	1,028.1	1,039.6	1,063.8	983.0	995.7	978.5
Borrowings - non-insurance companies(c)
Fairfax India floating rate term loans(5)	550.0	547.2	550.0	550.0	547.2	550.0
Fairfax India subsidiary borrowings	155.1	155.1	155.1	183.8	183.8	183.8
AGT credit facilities, senior notes and loans (note 23)(6)	435.7	432.8	433.1	—	—	—
Recipe term loans and credit facilities	413.5	410.7	410.8	328.0	326.9	326.9
Boat Rocker demand loans and revolving credit facilities	147.6	147.6	147.5	80.3	80.3	80.3
Fairfax Africa subsidiary borrowings(7)	102.4	102.4	102.4	—	—	—
Fairfax Africa credit facility	—	—	—	30.0	29.5	29.5
Grivalia Properties term loans and revolving facility (note 23)	—	—	—	254.2	254.2	254.2
Loans and revolving credit facilities primarily at floating rates	279.9	279.9	277.7	203.4	203.3	203.3
	2,084.2	2,075.7	2,076.6	1,629.7	1,625.2	1,628.0
Total debt	7,261.0	7,232.6	7,585.3	6,506.4	6,480.4	6,570.1

(a)	Principal net of unamortized issue costs and discounts (premiums).

(b)	Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).

(c)	These borrowings are non-recourse to the holding company.

(d)	Issuer may redeem any time at prices specified in the instrument's offering document.

(e)	Not redeemable prior to the contractual maturity date.

(f)	European Run-off's borrowings at December 31, 2019 with a carrying value of $91.4 are presented as liabilities associated with assets held for sale on the consolidated balance sheet. See note 23.

During 2019 the company and its subsidiaries completed the following debt transactions:

(1)
On July 15, 2019 the company redeemed its remaining Cdn$395.6 principal amount of 6.40% unsecured senior notes due May 25, 2021 for cash consideration of $329.1 (Cdn$429.0) including accrued interest, and recognized a loss on repurchase of long term debt of $23.7 (Cdn$30.7).

(2)
On June 14, 2019 the company completed an offering of Cdn$500.0 principal amount of 4.23% unsecured senior notes due June 14, 2029 at an issue price of 99.952 for net proceeds after discount, commissions and expenses of $371.5 (Cdn$497.3). Commissions and expenses of $1.9 (Cdn$2.5) were included in the carrying value of the notes. On July 15, 2019 the company designated these senior notes as a hedge of a portion of its net investment in Canadian subsidiaries.

(3)
On February 7, 2019 the company completed an offering of $85.0 principal amount of 4.142% unsecured senior notes due February 7, 2024 at an issue price of 100.0 for net proceeds of $85.0. Commissions and expenses of $0.6 were reimbursed to the company by the sole purchaser of the notes.

(4)	During 2019 Brit borrowed an additional $132.1 on its revolving credit facility.

(5)
On June 28, 2019 Fairfax India extended its $550.0 principal amount floating rate term loan for one year (with a one year extension option) and entered into a $50.0 revolving credit facility that was not borrowed on at December 31, 2019.

(6)
On April 17, 2019 the company consolidated AGT's borrowings (note 23) which primarily included a Cdn$525.0 floating rate secured senior credit facility maturing on March 16, 2020. At December 31, 2019 there was $386.9 (Cdn$501.7) borrowed on this credit facility. Subsequent to December 31, 2019 the credit facility was renewed and matures on March 15, 2021.

(7)
On January 4, 2019 Fairfax Africa consolidated CIG's borrowings which primarily included floating rate unsecured senior notes due 2020, trade finance and overdraft facilities. Refer to note 23 for details of the acquisition of CIG.

Disclosure of borrowing repayments
Principal repayments on borrowings are due as follows:

	2020	2021	2022	2023	2024	Thereafter	Total
Holding company	—	—	343.9	308.5	367.5	3,128.8	4,148.7
Insurance and reinsurance companies	140.0	90.0	—	—	—	798.1	1,028.1
Non-insurance companies	1,304.9	100.8	291.9	75.8	39.0	271.8	2,084.2
Total	1,444.9	190.8	635.8	384.3	406.5	4,198.7	7,261.0